Long-Term Investments	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Long-Term Investments
9.
LONG-TERM INVESTMENTS

As of December 31, 2021 and 2022, the Company holds several equity investments through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them.

Guangzhou Ping An Consumer Equity Investment Partnership (L.P.)

In January, 2022, the Company entered into a limited partner interest subscription agreement, a limited partnership agreement and certain other auxiliary documents with Ping An Capital Co., Ltd. (the “Fund Manager”), pursuant to which the Company agrees to subscribe for RMB400 million worth of limited partner interests in an equity investment fund managed by the Fund Manager.

Hunan Mango Autohome Automobile Sales Co., Ltd. (“Mango JV”)

In May 2015, the Company entered into a shareholder agreement with HappiGo Home Shopping Co. (“HappiGo”) to establish a strategic joint venture, Mango JV, with total capital contribution of RMB100 million, of which the Company subscribed for RMB49 million or 49% of the ordinary shares.

Visionstar Information Technology (Shanghai) Co., Ltd. (“Shanghai Visionstar”)

In July 2017, the Company acquired a 10% interest in Shanghai Visionstar, which primarily engages in augmented reality technology and related operations in mainland China, with a total cash consideration of RMB30 million. The investment was accounted for using equity method as the Company determined that it can exercise significant influence over Shanghai Visionstar.

Other investments

The Company also holds several other investments in equity investees.

The carrying amount of all of the equity method investments was RMB70.72 million and RMB419.2 million (US$60.8 million) as of December 31, 2021 and 2022, respectively. The Company excluded the summarized information for these equity method investees as they were insignificant either individually or on an aggregated basis for all the years presented.

The impairment associated with the equity method investments was immaterial during any of the years presented.